Note 13 - Related Party Transactions (Details) (USD $)								12 Months Ended			12 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Chief Operating Officer [Member] Convertible Debt Securities [Member]	Jun. 30, 2014 Chief Operating Officer [Member]	Dec. 31, 2013 Chief Operating Officer [Member]	Dec. 31, 2012 Chief Operating Officer [Member]	Dec. 31, 2013 Osprey South, LLC [Member] Late Fees [Member]	Jul. 01, 2011 Osprey South, LLC [Member] 5 Year Lease Agreement [Member]	Sep. 01, 2009 Osprey South, LLC [Member] 5 Year Lease Agreement [Member]	Dec. 31, 2013 Osprey South, LLC [Member]	Dec. 31, 2012 Osprey South, LLC [Member]	Dec. 31, 2012 Shareholder [Member]	Jul. 01, 2011 Osprey South, LLC [Member] Five Year Lease Agreement [Member]	Sep. 01, 2009 Osprey South, LLC [Member] Five Year Lease Agreement [Member]	Jun. 30, 2014 Osprey South, LLC [Member]	Jun. 30, 2013 Osprey South, LLC [Member]	Dec. 31, 2013 Osprey South, LLC [Member]	Dec. 31, 2013 Reimbursement of Prior Years' Self-Employment Taxes [Member]
Note 13 - Related Party Transactions (Details) [Line Items]
Lease Agreement Monthly Payment									$ 10,000	$ 4,500				$ 10,000	$ 4,500
Operating Leases, Rent Expense								26,377			146,377	120,000				60,000	60,000
Accrued Rent											112,962	19,761				81,662		112,962
Due to Related Parties	14,227	10,832	41,696	75,000	1,443	942	9,194
Interest Payable, Current				11,613
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Operating Leases, Future Minimum Payments Due											300,000
Related Party Transaction, Amounts of Transaction																			31,879
Convertible Notes Payable						75,000
Interest Payable	217,803	158,869	134,559			8,613
Related Party Transaction, Due from (to) Related Party													$ 12,500